[Cooley Letterhead]

July 11, 2006

VIA EDGAR AND FACSIMILE

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop: 6010

Washington, D.C. 20549

Attention: Sonia Barros

Jeffrey P. Riedler

Re:	Discovery Partners International, Inc.
Registration Statement on Form S-4 (File No. 333-134438)
Filed May 24, 2006

Ladies and Gentlemen:

On behalf of our client, Discovery Partners International, Inc. (“Discovery Partners”), we are electronically transmitting for filing under the Securities Act of 1933, as amended (the “Act”), one copy of Discovery Partners’ Amendment No. 1 to its Registration Statement on Form S-4 (File No. 333-134438), and are providing to you in hard copy form a copy of such amendment marked to show changes from the Registration Statement, filed with the Securities and Exchange Commission (the “Commission”) on May 24, 2006 (as amended, the “Registration Statement”).

Amendment No. 1 is being filed in response to your letter dated June 21, 2006, setting forth the comments of the Commission’s Staff (the “Staff”) regarding the Registration Statement (the “Comment Letter”). This letter, which has also been filed electronically with the Commission, contains Discovery Partners’ supplemental responses to the Staff’s comments. The text of the Staff’s comments has been included in this letter in italics for your convenience, and we have numbered the paragraphs below to correspond to the numbering of the Comment Letter. Page references in the text of this response letter correspond to the page numbers of Amendment No. 1.

General

1. Please note that you are required to file with the Commission any written instructions, scripts, and outlines that will be used by any person that solicit proxies on behalf of the company through personal interview, telephone, or telegram, and all other soliciting material that will be furnished to the security holders of either company.

Response: Discovery Partners acknowledges that it is required to file with the Commission any written instructions, scripts and outlines that will be used by any person to solicit proxies on behalf of Discovery Partners through personal interview, telephone, or telegram, and all other soliciting materials that will be furnished to the securityholders of either Discovery Partners or Infinity Pharmaceuticals, Inc. (“Infinity”).

2. Please provide us with your analysis on a supplemental basis explaining why you believe Discovery Partners does not need to obtain stockholder approval for the sale of its operating assets. Your analysis should include considerations under applicable state law.

Response: Discovery Partners supplementally advises the Staff that it does not believe it needs to obtain stockholder approval for the sale of its operating assets based on a legal opinion it obtained from Morris, Nichols, Arsht & Tunnell LLP, a Delaware law firm, in connection with Discovery Partners’ entering into a Stock and Asset Purchase Agreement, dated June 12, 2006 and as subsequently amended (the “Stock and Asset Purchase Agreement”), with Galapagos NV, a Belgian corporation (“Galapagos”) and Biofocus Inc., an Ohio corporation

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Two

and a subsidiary of Galapagos (“Biofocus”), that provides for the sale (the “Sale”) of its material operating assets to Galapagos and Biofocus. The Morris, Nichols opinion is also dated as of June 12, 2006 and opines in relevant part that, although the matter is not free from doubt, a court applying Delaware law would find that the Sale does not involve the sale by Discovery Partners of “all or substantially all of its property and assets” within the meaning of Section 271 (“Section 271”) of the Delaware General Corporation Law and, therefore, no vote of Discovery Partners’ stockholders would be required pursuant to Section 271. In reaching this opinion, Morris, Nichols examined Section 271, its predecessor, its legislative history, and relevant case law. The Morris Nichols opinion is based on a number of factual assumptions made in the opinion. Morris, Nichols reached several legal conclusions in the opinion that, again, are not free from doubt, including the following:

(a) because cash should be treated as an asset for purposes of Section 271, both generally and, in particular, in Discovery Partners’ circumstances, where changes in its business environment have rendered cash its most important asset, and a sale of less than 50% of a corporation’s assets is not a sale of “substantially all of its property or assets” within the meaning of Section 271, the Sale does not meet the quantitative test applied by Delaware courts under Section 271;

(b) Delaware courts have not considered measures of profitability determinative for their Section 271 analyses where, as in Discovery Partners’ circumstances, the sale involves less than 50% of the applicable company’s assets; and

(c) the Sale would not be treated as a transaction requiring a vote under Section 271 under the qualitative test applied by Delaware courts because Discovery Partners will not be fundamentally changing its business as a result of the Sale—the change in Discovery Partners’ business occurred well before the Sale, based on changes in Discovery Partners’ business environment and its entering into the Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), dated as of April 11, 2006, with Infinity and Darwin Corp, a Delaware corporation and a wholly-owned subsidiary of Discovery Partners, which caused Discovery Partners’ business to change at that time from being a drug discovery services company to being a biopharmaceutical company, and the change itself is also not fundamental because the shift from being a drug discovery services company to a biopharmaceutical company kept Discovery Partners closely aligned to its historical business pursuits.

3. It appears that waiver of some of the conditions to the merger would result in material changes to your document potentially requiring recirculation. For example, the condition that the shares issuable to Infinity shareholders be approved for listing on the Nasdaq National Market, the condition that each party receive an opinion of counsel stating the transaction would qualify as a reorganization and the condition that Discovery Partners have at least $60 million in net cash at closing. Please revise the prospectus to disclose whether you would recirculate the document to either Discovery Partners’ or Infinity’s shareholders, as applicable, if any of these conditions or other material conditions were to be waived. If you would not, then provide us with an analysis supporting your determination that recirculation would not be necessary.

Response: Each of Discovery Partners and Infinity acknowledges that the waiver of certain conditions to the closing of the merger may require material changes to the joint proxy statement/prospectus and recirculation of the joint proxy statement/prospectus to stockholders. At this time, neither Discovery Partners nor Infinity intends to waive any such conditions to the closing of the merger. In the event that either Discovery Partners or Infinity waives any conditions to the closing of the merger, Discovery Partners and Infinity will analyze the relevant facts and circumstances of such waiver to determine whether such waiver requires material changes to the joint proxy statement/prospectus and recirculation of the joint proxy statement/prospectus to stockholders, an analysis that Discovery Partners and Infinity would also conduct with respect to any other material developments that occur after circulation of the joint proxy statement/prospectus to stockholders and prior to the special meetings of stockholders of Discovery Partners and Infinity at which stockholders will consider approval of matters related to the merger. In the event that Discovery Partners and Infinity determine that any waiver of a condition to the

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Three

closing of the merger requires material changes to the joint proxy statement/prospectus and recirculation of the joint proxy statement/prospectus to stockholders, Discovery Partners and Infinity undertake to the Staff to revise the joint proxy statement/prospectus accordingly and recirculate the joint proxy statement/prospectus to stockholders. Given that neither Discovery Partners nor Infinity intends to waive any conditions to the closing of the merger and that each of Discovery Partners and Infinity would revise the joint proxy statement/prospectus and recirculate the joint proxy statement/prospectus to stockholders under the circumstances described above, Discovery Partners does not believe that it is necessary to revise the joint proxy statement/prospectus in response to the Staff’s comment.

4. Please expand your disclosure regarding the one or more strategic transactions in which Discovery Partners will sell its various operating assets. For example, please identify the major assets to be sold. You currently state that the assets include key personnel and key service agreements. Please identify the key personnel and servicing agreements you intend to sell and also disclose the parties to these agreements. Describe the process and actions Discovery Partners is pursuing with respect to such “strategic transactions.” Do any of these agreements contain transfer restrictions? If so, how does Discovery Partners intend to address such transfer restrictions?

Response: Discovery Partners has revised the disclosure contained in the Registration Statement in response to the Staff’s comment. In particular, Discovery Partners has rewritten “Discovery Partners’ Business” on page 126 to describe the closing of the Sale contemplated by the Stock and Asset Purchase Agreement, including the Discovery Partners subsidiary stock and assets sold, information regarding Discovery Partners’ and its subsidiaries’ employees who became employees of Galapagos or Biofocus in connection with the Sale, and the arrangement with Galapagos and Biofocus regarding assignment of Discovery Partners’ agreements containing transfer restrictions. Discovery Partners supplementally advises the Staff that its only remaining material assets are cash, cash equivalents and short-term investments, Discovery Partners’ listing on the NASDAQ Global Market, and the Merger Agreement with Infinity and as a consequence, Discovery Partners does not intend to undertake any further “strategic transactions” other than the merger with Infinity.

5. Please update the prospectus to describe the recent Stock and Asset Purchase Agreement with Galapagos NV and Biofocus Inc. pursuant to which Discovery Partners agreed to sell the stock of its subsidiaries and certain assets and liabilities for $5.4 million in cash as described in the Form 8-K filed June 14, 2006. In your discussion, you should describe the material terms of the transaction, the impact of the transaction on the merger and what, if any, other operating assets remain for Discovery Partners to sell and file the relevant agreements as exhibits to the registration statement.

Response: Discovery Partners has revised the disclosure in “Discovery Partners’ Business” on page 126 and in other applicable portions of the Registration Statement in response to the Staff’s comment to reflect the closing of the Sale contemplated by the Stock and Asset Purchase Agreement and has filed the agreement, as subsequently amended, as an exhibit to the Registration Statement.

6. The forepart of your prospectus contains jargon or technical terms. For example, these words and phrases appear in the forepart of your prospectus:

•	Lead optimization, and

•	assay development, high throughput screening, design and synthesis of proprietary libraries of compounds for screening and primary hit-to-lead expansion, lead compound optimization, drug discovery informatics and in vitro toxicology profiling.

Please replace all technical language and jargon with language that can be understood by persons who do not work in your industry. Alternately, if you cannot find substitute language without changing the meaning, prove an explanation of the term where you first use it. See Rule 421(d)(2)(ii) of Regulation C.

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Four

Response: Discovery Partners has revised the disclosure contained in the Registration Statement in response to the Staff’s comment in order to eliminate or further explain the meaning of technical language and to eliminate jargon.

Outside Front Cover Page of the Prospectus

7. Please revise the cover page to limit it to one page. Move all information that is not required to a more appropriate location in your document. For example, please eliminate the detailed bullets in paragraph 1 and eliminate paragraphs 6, 7, 9 and 10. You may include this information in the notice, Q&A or summary, to the extent you have not already done so. See Item 501(b) of Regulation S-K.

Response: Discovery Partners has revised the outside front cover page of the prospectus in order to limit it to one page.

Questions and Answers About the Merger

General

8. It is inappropriate to repeat information in the notices, cover page, Q&A and the summary. We note that the Q&A section addresses many of the same topics discussed in the summary section. Please revise to eliminate unnecessary repetition. For example,

•	Description of the merger;

•	Discussion of the strategic sale transactions contemplated by Discovery Partners;

•	Calculation of Discovery Partners’ cash balance;

•	Merger exchange ratios;

•	Federal income tax consequences;

•	Regulatory approvals and NASDAQ listing; and

•	Management following the merger.

For purposes of eliminating redundancies and grouping like information together, view your Q&A and summary section as one section. We suggest you consider placing procedural related information in the Q&A and substantive information in the summary, to the extent that these procedural or substantive matters have not already been discussed in either notices or the prospectus cover page.

Response: Discovery Partners has revised the disclosure contained in the Registration Statement in response to the Staff’s comment in order to eliminate unnecessary repetition.

Summary

Reasons for the Merger, page 12

9. Please expand your disclosure regarding the reasons for the merger. For example, please also disclose Discovery Partners’ current business situation and its plan to potentially liquidate the company if the merger is not completed. Please also discuss Infinity’s need to seek funding to complete the clinical development of its product candidates and its desire to engage in this reverse merger in lieu of an initial public offering.

Response: Discovery Partners has revised the disclosure on page 6 of the Registration Statement in response to the Staff’s comment in order to expand the disclosure regarding the reasons for the merger and to discuss

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Five

Infinity’s need to seek funding to reach its projected near-term product development milestones and the belief of the board of directors of Infinity that the merger was a preferable means of obtaining access to capital compared to the other financing options considered, particularly an initial public offering.

Opinion of Discovery Partners’ Financial Advisor, page 13

10. Please revise to quantify the fees and expenses Molecular Securities is entitled to upon consummation of the merger. Please disclose what portion of the fee is contingent on the consummation of the merger.

Response: Discovery Partners has revised the disclosure on pages 6 and 7 of the Registration Statement in response to the Staff’s comment.

Interests of Certain Directors, Officers and Affiliates of Discovery Partners and Infinity, pages 16-17

11. Please revise your disclosure here to clarify that the retention and severance plans also apply to key employees as you discuss on page 87.

Response: Discovery Partners has revised the disclosure on pages 10, 11, 23 and 24 of the Registration Statement in response to the Staff’s comment.

12. Please expand this discussion to quantify the expected amount of cash payable under the change of control agreements and the retention and severance plans (disclosing such amounts separately) and the amount of options and shares of restricted stock that will accelerate vesting for the officers, directors and key employees of Discovery Partners as a result of this transaction. Please also provide this disclosure in the comparable section on pages 85-88.

Response: Discovery Partners has revised the disclosure on pages 10, 11, 78 and 79 of the Registration Statement in response to the Staff’s comment.

Risk Factors, page 18

13. Please expand your disclosure of the principal risks relating to the merger to identify some of the key risks.

Response: Discovery Partners has revised the disclosure on page 12 of the Registration Statement in response to the Staff’s comment in order to expand the disclosure of the principal risks relating to the merger to identify some of the key risks.

Comparative Historical and Unaudited Pro Forma Per Share Data, page 24

14. Item 3.(f) of Form S-4 requires that the per share data in this section also provide the following:

•	historical Infinity data.

•	equivalent pro-forma per share data for Infinity common and preferred shareholders.

Please revise the disclosure to include this information. In addition, we note that your introductory information states that you have included “equivalent historical net loss per share attributable to shares of Discovery Partners common stock which will be issued in the merger.” Please delete this reference as you are required to include pro-forma per share data.

Response: Discovery Partners has added disclosure on page 19 of the Registration Statement in response to the Staff’s comment relating to historical Infinity data and equivalent pro forma per share data for Infinity common and preferred shareholders and has deleted the reference to “equivalent historical net loss per share attributable to shares of Discovery Partners common stock which will be issued in the merger.”

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Six

Risk Factors, pages 27-57

General

15. Please review each subheading to ensure it reflects the risk that you discuss in the text. Many subheadings currently either merely state a fact, such as “Infinity relies on third-party manufacturers to produce the raw materials and drug substance for its drug candidates,” or describe an event that may occur in the future, such as “Infinity may be subject to claims that it or its employees have wrongfully used or disclosed alleged trade secrets of their former employers.” Succinctly state in the subheadings the risks that result from the facts or uncertainties.

Response: Discovery Partners has revised the disclosure contained in the Registration Statement in response to the Staff’s comment in order to more succinctly state in each subheading the risks that result from the facts and uncertainties discussed therein.

Risks Related to the Merger, pages 27-30

16. Please add a risk factor that discusses any material risks in integrating the businesses. For example, you should discuss how long you estimate the transition period will last, what difficulties and material costs the combined company will face in winding up the Discovery Partners’ business to the extent it has not already been done, the impact of any change of control provisions in material agreements and whether any third party has indicated its intention to terminate a material agreement or to defer or delay a decision in response to the merger.

Response: Discovery Partners respectfully notes the Staff’s comment. However, after careful consideration, it has determined that a separate risk factor disclosing material risks relating to the integration of the businesses of Discovery Partners and Infinity is not warranted on the basis of the present facts and circumstances.

Discovery Partners notes that prior to the consummation of the merger, it sold all of its material operating assets to Galapagos and Biofocus pursuant to the Stock and Asset Purchase Agreement. Discovery Partners has added disclosure describing the closing of this sale in “Discovery Partners’ Business” on page 126. As such, Discovery Partners and Infinity do not anticipate that there will be any material integration-related risks or costs as a result of the merger. For example, after the merger, Discovery Partners expects that the business to be engaged in by the combined company will be the business of Infinity prior to the merger, which will continue in substantially the same form after the merger as prior to the merger. Substantially all of the directors of the combined company will be current directors of Infinity, all of the officers of the combined company will be current officers of Infinity, substantially all of the non-officer employees of the combined company will be the current non-officer employees of Infinity and the securityholders of Infinity prior to the merger are expected to own approximately 69% of the combined company after the merger. In connection with the closing of the sale of Discovery Partners’ operating subsidiaries and material operating assets to Galapagos and Biofocus, Discovery Partners sold all of its material agreements related to these subsidiaries and assets and agreed that, with respect to any agreements to be transferred in connection with the sale which were not formally transferred or assigned upon the closing of the sale, Discovery Partners would use commercially reasonable efforts to ensure that those agreements are formally transferred or assigned to Biofocus or its affiliates. Discovery Partners no longer owns any material future economic rights related to the agreements acquired by Galapagos and Biofocus, and as a result, the combined company will have no material obligations under these agreements and will only be required to use commercially reasonable efforts to transfer agreements which have not been formally assigned at the time of the merger. Neither Discovery Partners nor Infinity expects that any of the material agreements to which Infinity is currently a party will be terminated, delayed or deferred as a result of the merger. Lastly, Infinity does not expect that any costs that it will incur to wind up and transition any portion of Discovery Partners’ business that remains after the

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Seven

merger will be material to its business, operations or working capital balances. Discovery Partners further advises the Staff that because the business of the combined entity after the merger will be the business of Infinity, it has apprised readers of the Registration Statement that the risks and uncertainties facing Infinity will be the most significant risks faced by the combined entity.

If the net cash balance of Discovery Partners at the closing of the merger is below $70 million . . . ., page 27

17. Please revise to provide some examples that quantify how a decrease in cash will impact the number of shares to be issued by Discovery Partners in the merger, including the impact on the percentage of shares to be held by Infinity securityholders following completion of the merger.

Response: Discovery Partners has revised the disclosure on pages 22 and 23 of the Registration Statement in response to the Staff’s comment in order to provide examples of how a decrease in Discovery Partners’ net cash will impact the number of shares to be issued by Discovery Partners in the merger, including the impact on the percentage of the combined company to be held by the securityholders of Infinity immediately following the consummation of the merger.

The exchange ratio is not adjustable based on the market price of the Discovery Partners common stock . . . ., page 27

18. Please revise to provide some examples that quantify how a decrease in the market price of Discovery Partners common stock will impact the value of the merger consideration to be received by Infinity securityholders.

Response: Discovery Partners has revised the disclosure on page 23 of the Registration Statement in response to the Staff’s comment in order to provide an example of how a decrease in the market price of Discovery Partners common stock will impact the value of the consideration to be received by the securityholders of Infinity in the merger.

Some of Discovery Partners’ and Infinity’s officers and directors . . . ., pages 27-28

19. Please revise to quantify the expected amount of cash payable (including retention and severance payments) and the amount of options and shares of restricted stock that will vest immediately for the officers and directors of each of Discovery Partners and Infinity as a result of this transaction. Additionally, disclose the weighted average exercise price or the range of exercise prices of such options.

Response: Discovery Partners has revised the disclosure on pages 23 and 24 of the Registration Statement in response to the Staff’s comment to quantify the expected amount of cash payable (including retention and severance payments) and the amount of options and shares of restricted stock that will vest immediately for the officers, directors and key employees of Discovery Partners as a result of the merger and to disclose the range of exercise prices of such options. Discovery Partners supplementally advises the Staff that no cash is payable to, and no options or shares of restricted stock will vest immediately for, the officers and directors of Infinity as a result of the merger.

Failure to complete the merger . . . ., page 28

20. Please revise to quantify the estimated costs related to the merger.

Response: Discovery Partners has revised the disclosure on pages 23 and 24 of the Registration Statement in response to the Staff’s comment in order to disclose the estimated costs related to the merger.

Discovery Partners and Infinity stockholders may not realize a benefit from the merger . . . ., page 29

21. Please revise to quantify the percentage dilution that stockholders of each of Discovery Partners and Infinity will experience as a result of the merger.

Response: Discovery Partners has revised the disclosure on page 25 of the Registration Statement in response to the Staff’s comment in order to quantify stockholder dilution in the merger.

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Eight

Risks Related to Discovery Partners, pages 30-41

Discovery Partners may incur write-downs or write-offs in connection with potential exit costs . . . ., pages 31-32

22. Please revise to briefly describe the property, plant and equipment that suffered the $3.2 million impairment and to disclose the percentage this represents of the company’s total long-lived assets.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer considers the risk regarding possible impairment charges material and thus has elected to remove this risk factor.

Discovery Partners’ strategy of placing a high degree of emphasis on integrated drug discovery collaborations is untested . . . ., pages 32-22

23. Please revise your disclosure to briefly explain why the form of agreement that Discovery Partners relies upon is so complex and why the company is unlikely to be able to use its previous fee-for-service pricing structure in the future.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer relies on this form of agreement and is no longer in the integrated drug discovery business and thus has elected to remove this risk factor.

24. Please revise your disclosure to briefly describe the major changes in the business sector that are affecting the company’s future prospects.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners is no longer in the integrated drug discovery business and thus has elected to remove this risk factor.

Discovery Partners derives a significant percentage of its revenues from a single customer . . . ., pages 33-34

25. Please revise your disclosure to quantify the impact on revenue of NIH being delayed in the selection process of acquiring compounds in 2005 and early 2006.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer has any revenues or customers and thus has elected to remove this risk factor.

The drug discovery industry is highly competitive and subject to technological changes . . . ., pages 34-35

26. Please revise your disclosure in this risk factor to briefly describe the impact of competitors in India, China and Eastern Europe, as this appears to be a significant competitive factor affecting the company.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer is in the drug discovery business and thus has elected to remove this risk factor.

The intellectual property rights on which Discovery Partners relies to protect the technology underlying its techniques may not be adequate . . . ., pages 37-38

27. Please revise your disclosure to describe the negative impact on Discovery Partners’ business, if any, of having to amend the patent for eukaryotic gene profiling.

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Nine

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners’ material intellectual property rights have been sold to Galapagos and Biofocus and thus Discovery Partners has elected to remove this risk factor.

Discovery Partners’ stock price will likely be volatile. Pages 38-39

28. To illustrate the fluctuations of Discovery Partners’ stock price, please provide a range for of the common stock price during the past two years. Please note, it is not necessary to provide a market price table. Disclosure of the high and low price during this time period is sufficient.

Response: Discovery Partners has revised the disclosure on page 27 of the Registration Statement in response to the Staff’s comment.

Discovery Partners’ ability to maintain the current infrastructure will depend on attracting and retaining key executives . . . ., pages 39-40

29. Please revise your disclosure to name all of the company’s key executives and their positions with the company.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer is in the drug discovery business and no longer considers it a material risk that it may lose its “key executives” and thus has elected to remove this risk factor.

30. Please revise your disclosure to describe the term and termination provisions of any employment contracts with key executives.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners is no longer in the drug discovery business, and accordingly does not have any key executives in the drug discovery business, and thus has elected to remove this risk factor. Disclosure regarding the termination provisions of employment contracts with executive officers is provided in “The Merger – Interests of Discovery Partners Directors and Executive Officers in the Merger” beginning on page 76.

Discovery Partners is subject to foreign currency risk . . . ., page 40

31. Please revise your disclosure to quantify any material negative impact that exchange rate fluctuations have had on operating results in the past.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer owns any active foreign subsidiaries and has no foreign operations, and thus has elected to remove this risk factor.

Discovery Partners may be subject to liability regarding hazardous materials. Page 40

32. Please disclose whether the company maintains insurance for the use of hazardous materials and chemicals and, if so, the level of coverage and, if material, the cost of such coverage.

Response: Discovery Partners has revised the disclosure on page 28 of the Registration Statement in response to the Staff’s comment to indicate that it does not maintain insurance for the use of hazardous materials and chemicals.

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Ten

Risks Related to Infinity, pages 41-57

Infinity has a limited operation history and has incurred a cumulative loss since inception . . . ., pages 41-42

33. Please disclose Infinity’s net losses for the last three fiscal years and the most recent interim period.

Response: Discovery Partners has revised the disclosure on page 29 of the Registration Statement in response to the Staff’s comment to disclose Infinity’s net losses for the last three fiscal years and for the period ended March 31, 2006.

Infinity will need substantial additional capital to fund its operations . . . ., pages 42-43

34. Please incorporate into this discussion the rate at which Infinity is currently burning cash on a monthly basis.

Response: Discovery Partners has revised the disclosure contained on page 30 of the Registration Statement to more specifically discuss the currently-planned operating and capital requirements of Infinity and its anticipated cash balance at the closing of the merger. As noted in the risk factor, Infinity expects to have approximately $90.0 million in cash, cash equivalents and available-for-sale marketable securities after giving effect to the closing of the merger. Infinity has noted in the risk factor that this cash is expected to be sufficient to fund its operating plan, including planned increases in general and administrative and research and development expenses, through December 31, 2007, a period of at least 18 months, assuming that the merger closes in August 2006.

Discovery Partners respectfully notes the Staff’s request to also disclose the rate at which Infinity is currently burning cash on a monthly basis. However, Discovery Partners believes that the disclosure of such information may not be useful to investors in evaluating Infinity’s future burn rate inasmuch as Infinity’s current burn rate is not expected by Infinity to be indicative of its future burn rate. In particular, Infinity expects that its future expenses may be higher than its current expenses due to a number of factors described in the risk factor and in “Infinity Management’s Discussion and Analysis of Financial Condition and Results of Operations,” including increased costs to operate as a public company, increased business development costs and increased research and development costs relating to the advancement of its lead program, IPI-504, which is currently in Phase I clinical trials and its other programs under development. Discovery Partners believes that the disclosure of Infinity’s current cash position, giving effect to the merger, the aggregate period in which such cash is expected to be available, the principal planned future expenditures of such cash and the material risks and uncertainties related to such forecast should be adequate to inform investors concerning the uncertainties relating to its future cash burn rate.

If Infinity is not able to attract and retain key management and scientific personnel and advisors . . . ., page 44

35. Please revise the disclosure to describe the term and termination provisions of employment contracts with Infinity’s key personnel.

Response: Discovery Partners has revised the disclosure on page 32 of the Registration Statement in response to the Staff’s comment in order to further clarify that it has no employment contracts with key Infinity personnel and to further describe and define the at-will nature of its employment arrangements with key Infinity personnel.

Infinity’s business has a substantial risk of product liability claims . . . ., pages 44-45

36. Please disclose for Infinity’s clinical trial insurance the level of coverage and, if material, the cost of such coverage.

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Eleven

Response: Discovery Partners respectfully notes the Staff’s request to disclose the level and cost of clinical trial insurance that Infinity currently has. However, Discovery Partners does not believe that this information is material to an investor. Discovery Partners believes that the principal risk Infinity faces is that the insurance it currently has, and any additional insurance it may seek to obtain, regardless of such amounts, may not be adequate to cover all claims that could potentially be brought against it. Accordingly, Discovery Partners does not believe that disclosure of the amount of insurance that Infinity currently has is meaningful to this risk. Moreover, Discovery Partners believes that the disclosure of such information has the potential to encourage frivolous claims and claims for damages in amounts that are disproportionate to any harm actually suffered, which could be injurious to the combined company’s business and operations. Discovery Partners supplementally advises the Staff that it does not believe the amount Infinity currently pays annually for this coverage is material.

In the future, Infinity intends to rely on third parties to conduct certain of Infinity’s clinical trials . . . ., page 47

37. In the description of Infinity’s business, you have identified various third parties that Infinity currently intends to rely upon to conduct its clinical trials, e.g. investigators at the Dana Farber Cancer Institute. Please revise this risk factor to delete the reference to “in the future” in the subheading and to expand the discussion to identify any third parties that Infinity currently believes are material to its business and discuss any specific risks related to those third parties.

Response: Discovery Partners has revised the disclosure on page 35 of the Registration Statement in response to the Staff’s comment in order to clarify that Infinity currently depends upon the support and efforts of third parties at medical institutions for the ongoing conduct of its current clinical trials. Discovery Partners supplementally advises the Staff that while Infinity views its current relationships with third parties to be collectively important to its ability to conduct its clinical trials, there is no one person or entity on which it is solely and substantially dependent for the ongoing conduct of such trials.

Infinity works with hazardous materials . . . ., page 48

38. Please disclose the level of coverage and, if material, the cost of such coverage, of Infinity’s insurance for liability from hazardous material.

Response: Discovery Partners respectfully notes the Staff’s request to disclose the level and cost of insurance that Infinity currently has for liability from hazardous materials. However, Discovery Partners does not believe that this information is material to an investor. As stated in response to question 36 above, Discovery Partners believes that the principal risk Infinity faces is that the insurance it currently has, and any additional insurance it may seek to obtain, regardless of such amounts, may not be adequate to cover all claims that could potentially be brought against it. Accordingly, Discovery Partners does not believe that disclosure of the amount of insurance that Infinity currently has is meaningful to this risk. Moreover, Discovery Partners believes that the disclosure of such information has the potential to encourage frivolous claims and claims for damages in amounts that are disproportionate to any harm actually suffered, which could be injurious to the combined company’s business and operations. Discovery Partners supplementally advises the Staff that Infinity does not believe the amount it currently pays annually for this coverage is material.

Infinity relies on third-party manufacturers . . . ., pages 48-49

39. Please identify the third party manufacturers that Infinity substantially relies on. Also, to the extent Infinity has any agreements with such parties, please so indicate and describe in Infinity’s Business section the material terms of the agreements. You should also file the agreements as exhibits to the registration statement. If you have determined that Infinity is not substantially dependent on these parties, please provide us with an analysis supporting this determination.

Response: Discovery Partners supplementally advises the Staff that Infinity does not believe that it currently has an agreement with a third party upon which it is substantially dependent for manufacturing services. Each third

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party that currently provides manufacturing services for Infinity manufactures quantities of raw materials and drug substance for Infinity’s drug candidates for use in preclinical studies and clinical trials. Moreover, in the event a third party which currently provides manufacturing services for Infinity is unable or unwilling to provide such services for Infinity in a manner that is satisfactory to Infinity, Infinity believes that it will be able to find a replacement manufacturer. Infinity also supplementally advises the Staff that it does not believe that any of its current agreements with third party manufacturers are material to its business, whether in terms of significance or amount. For example, as mentioned above, each third party manufacturer currently provides quantities of raw materials and drug substance for Infinity’s drug candidates and Infinity believes that such services can be provided by other third parties.

Forward-Looking Statements, page 58

40. We note the statement that the joint proxy statement/prospectus include forward looking statements within the meaning of the safe harbor provisions of the United States Private Securities Litigation Reform Act of 1995. As Infinity is not currently a reporting company, Infinity is not eligible for the safe harbor. Please revise to clarify that the safe harbor does not apply to forward looking statements relating to Infinity.

Response: Discovery Partners has revised the disclosure on page 46 of the Registration Statement in response to the Staff’s comment in order to clarify that the safe harbor does not apply to forward looking statements relating to Infinity.

41. We note the disclaimer that you do not assume any obligation to update any forward-looking statements. Please represent to us that you understand that Rule 14a-9 of the Exchange Act imposes on registrants a duty to correct statements in soliciting materials.

Response: Discovery Partners supplementally advises the Staff that it is aware of the requirement of Rule 14a-9 of the Exchange Act which bars any proxy solicitation which omits the statement of any material fact that is necessary to correct any statement in an earlier proxy communication which has become false or misleading.

The Special Meeting of Discovery Partners Stockholders, pages 59-63

Recommendation of Discovery Partners’ Board of Directors, pages 59-60

42. Please revise your disclosure to clarify if the board’s recommendations are unanimous.

Response: Discovery Partners has revised the disclosure on pages 47, 48 and 49 of the Registration Statement in response to the Staff’s comment to disclose that the recommendations of the Discovery Partners board are unanimous.

Required Vote, page 62

43. Please revise your disclosure in this section to clarify that neither Infinity, nor affiliates of Infinity, own any shares of Discovery Partner common stock entitled to vote at the special meeting. If this is not the case, please disclose the shares of common stock held by Infinity and Infinity affiliates and identify the affiliates.

Response: Discovery Partners has revised the disclosure on page 50 of the Registration Statement in response to the Staff’s comment to clarify that neither Infinity nor its affiliates owned any shares of Discovery Partners common stock entitled to vote at the Discovery Partners special meeting as of the date set forth therein.

The Special Meeting of Infinity Stockholders, pages 64-66

Recommendations of Infinity’s Board of Directors, page 64

44. Please revise your disclosure to clarify if the board’s recommendations are unanimous.

Response: Discovery Partners has revised the disclosure on page 52 of the Registration Statement in response to the Staff’s comment to disclose that the recommendations of the Infinity board are unanimous.

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The Merger, pages 67-102

Background of the Merger, pages 67-72

45. Provide us supplementally with copies of any non-public information that was exchanged between the parties in the acquisition negotiations that were not filed with the registration statement, including all analysts’ reports, financial forecasts, and projections used by the Discovery Partners and its financial advisors. In addition, to the extent that the information has not been disclosed in the document, provide us the basis for your conclusion that the non-public information is not material and therefore need not be disclosed.

Response: Discovery Partners supplementally advises the Staff that Discovery Partners’ budget projections for the remainder of 2006 and projected liquidation costs related to the matters described as deductions to Discovery Partners’ net cash at the closing of the merger were the only items in the nature of analysts’ reports, financial forecasts or financial projections that Discovery Partners provided to Infinity. Discovery Partners supplementally advises the Staff that both parties’ due diligence investigations, and the materials exchanged as part of these investigations, reflected that, with respect to Discovery Partners’ business, Infinity did not anticipate continuing to operate that business as a going concern following the merger, with each party as a result expecting Discovery Partners’ operating assets to be sold prior to the closing of the merger to strengthen Discovery Partners’ net cash balance at closing or to be liquidated by Infinity following the merger. As a result of these expectations and the closing of the stock and asset sale with Galapagos and Biofocus, Discovery Partners does not believe that these budget projections or projected liquidation costs are material and therefore need not be disclosed. Discovery Partners further supplementally advises the Staff that certain projections related to the rate at which Infinity is burning cash were provided by Infinity to Molecular Securities and Discovery Partners. Discovery Partners supplementally advises the Staff that it does not believe that such projections are material or useful to investors. Such projections are highly subject to change and, in fact, such projections have changed since they were delivered to Molecular Securities and Discovery Partners. As mentioned in Discovery Partners’ response to the Staff’s comment number 34, Discovery Partners does not believe that information related to the rate at which Infinity is burning cash is useful to investors because such rate is not expected by Infinity to be indicative of its future burn rate as a result of several factors, including expected increased costs to operate as a public company and expected increased business development and research and development costs. Discovery Partners has supplementally provided the Staff with a copy of the budget projections and project liquidation costs provided to Infinity, and the projections related to Infinity’s cash burn rate provided to Molecular Securities and Discovery Partners, each as described above. Lastly, Discovery Partners supplementally advises the Staff that the parties exchanged various items of non-public information throughout the course of their respective due diligence efforts, which was typical of due diligence materials exchanged by parties to acquisition transactions of this nature, many of which materials are disclosed in the Registration Statement as exhibits to the Registration Statement (for example, the various material agreements of Discovery Partners and Infinity filed with the Registration Statement) or the relevant material information with respect to such due diligence materials is otherwise disclosed or described in the Registration Statement (for example, information relating to Infinity’s product candidates). Discovery Partners further supplementally advises the Staff that the remainder of the due diligence materials exchanged were ordinary course corporate and business records, which by their nature are not material.

46. Many of the descriptions of the meetings are vague. Please revise to more specifically describe the information discussed at the meetings. In instances where conclusions are reached based on the discussion at the meeting, state these conclusions. For example:

•	At the October 27 meeting, what discussions did the Discovery Partners’ board have and what conclusions were reached regarding the engagement proposals from L.E.K. Consulting and Molecular Securities and the recommendations from L.E.K. Consulting;

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•	At the January 26 meeting, what conclusions did the Infinity board reach and why; and

•	At the April 10 meeting, what conclusions did the Discovery Partners’ board reach and why.

Response: Discovery Partners has revised the descriptions of several of the meetings contained in “The Merger—Background of the Merger” on pages 56, 57 and 61 of the Registration Statement to reflect more specifically the information discussed at the meeting described and, where applicable, the conclusions reached based on the discussion at such meetings.

47. Please expand your disclosure of the strategic analysis conducted by Infinity to disclose when it conducted this analysis.

Response: Discovery Partners has revised the disclosure on page 55 of the Registration Statement to clarify that Infinity’s strategic analysis relating to its ability to finance the development of a pipeline of proprietary medicines has been an ongoing one since Infinity’s inception rather than any discrete analysis undertaken coincident with its consideration of the Discovery Partners merger, since, as an early stage venture capital financed pharmaceutical company, access to capital and the company’s capital needs have been, and remain, strategic focus points for Infinity’s board of directors and management.

48. Please expand your disclosure of the reports, recommendations and presentations received by Discovery Partners from L.E.K. Consulting. For example, please describe what the report received on August 23 said about the company’s current business model and recent industry trends, and what other strategic alternatives were suggested. Also describe the recommendations L.E.K. Consulting made on October 27 and the presentation made on December 15.

Response: Discovery Partners has revised the disclosure regarding the reports, recommendations and presentations received by Discovery Partners from L.E.K. Consulting on pages 55, 56 and 60 of the Registration Statement in response to the Staff’s comment.

49. Please explain why on October 6 or 7, Discovery Partners’ former Chief Executive Officer, and Harry Hixson, Jr., Chairman of Discovery Partners’ board of directors, separately made initial contact with Steven Holtzman, Infinity’s Chief Executive Officer, and Anthony Evnin, an Infinity director.

Response: Discovery Partners has revised the disclosure on pages 55 and 56 of the Registration Statement in response to the Staff’s comment.

50. We note that the Discovery Partners’ board of directors considered several strategic transaction candidates. Please expand your discussion regarding other candidates Discovery Partners considered, identified or engaged in discussions with regarding a strategic transaction, in particular the five potential candidates invited to submit indications of interest. For example, please disclose the size of the other companies, identify them and explain why the board did not pursue those other alternatives, to the extent you have not already done so. Also explain why Infinity was eventually identified as the “preferred merger partner.” Similarly, expand the discussion of alternatives that Infinity’s board of directors considered. To the extent that the Infinity board considered other similar offers, please identify the offering party, and explain why the merger with Discovery Partners was chosen instead of the other offers.

Response: Discovery Partners has revised the disclosure on pages 57, 58 and 61 of the Registration Statement in response to the Staff’s comment. Discovery Partners supplementally advises the Staff that it is prohibited from identifying the four potential strategic transaction partners (other than Infinity) pursuant to the terms of confidentiality agreements executed with each of these parties. Discovery Partners further advises the Staff that it does not believe it can provide a reliable indication of the size of the potential strategic transaction partners because they are all private venture-backed biotechnology companies with compounds in early stages of clinical development and little to no revenues.

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Discovery Partners also supplementally advises the Staff that in connection with Infinity’s ongoing assessment of its capital needs, Infinity considered private financings, an initial public offering, partnerships with pharmaceutical companies, project financings and merger and acquisition transactions in general. During the period relevant to the merger with Discovery Partners, Infinity did not consider any other merger and acquisition transaction. Accordingly, Infinity respectfully submits that the first paragraph of the background section, as revised in response to the Staff’s comments, accurately describes the strategic alternatives considered by the Infinity board of directors.

51. Please expand your disclosure regarding the multiple internal discussions between February 3, 2006 and February 13, 2006 among Infinity and its counsel and external business advisors. Please name Infinity’s “external business advisors” and describe the engagements between them and Infinity, in particular whether the engagements relate to a strategic transaction. For example, were these advisors financial advisors, strategic consultants or others, and why were they engaged?

Response: Discovery Partners has revised the disclosure on page 57 of the Registration Statement to redefine “external business advisors” and to better define their role in this transaction. Discovery Partners supplementally advises the Staff that these individuals are biotechnology industry contacts who have given informal advice to Infinity from time to time. They include members of Infinity’s board of directors, certain of its investors, several biotechnology executives and other biotechnology industry experts known to members of Infinity’s management. These individuals were consulted on an informal and non-retained basis regarding the general state of the biotechnology industry and trends affecting access to capital and public markets. Given that these discussions were informal, general and on an unretained basis, Infinity respectfully submits that it would be misleading to suggest that any formal arrangement or engagement existed between Infinity and such industry contacts.

52. Please name the external consultants engaged by Discovery Partners to assist with additional due diligence of the three potential strategic partners.

Response: Discovery Partners has revised the disclosure on page 58 of the Registration Statement in response to the Staff’s comment.

53. Please summarize the presentations made by Cooley Godward, Molecular Securities, Easton Associates and L.E.K. Consulting to the Discovery Partners’ board at the March 30 meeting. Each presentation, discussion or report held with or presented by an outside party that is materially related to the transaction, whether oral or written, is a separate report that requires a reasonably detailed description meeting the requirements of Item 1015 of Regulation M-A. This requirement applies to both preliminary and final reports.

Response: Discovery Partners has revised the disclosure on pages 59 and 60 in response to the Staff’s comment. Discovery Partners supplementally advises the Staff that the presentations given by each of Cooley Godward, Molecular Securities, Ernst & Young, Easton Associates and L.E.K. Consulting at the March 30 meeting of the Discovery Partners board of directors were summaries of the relevant legal, business, financial and scientific due diligence conducted by those parties, and typical of due diligence reports prepared by external advisors and consultants for parties to acquisition transactions of this nature. As described in the Registration Statement, Discovery Partners was in discussions with multiple parties regarding a potential strategic transaction and, as a result, its management and technical resources for performing due diligence on each of the other potential strategic transaction partners was constrained. To ensure that due diligence on each of the other potential strategic transaction partners was adequately performed, Discovery Partners worked with the external advisors and consultants identified in the Registration Statement who performed diligence, and prepared summaries of their diligence, covering typical due diligence subject matter for reports of that nature in an acquisition context, which in other circumstances with less resource constraints are often prepared by a company’s management. No presentation made by Cooley Godward, Ernst & Young, Easton Associates or L.E.K. Consulting included a report, opinion or appraisal relating to the consideration or the fairness of the consideration to be paid by

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Discovery Partners in connection with the merger or the consideration or the fairness of the consideration to be received by Infinity’s securityholders in connection with the merger.

54. Please explain how the consideration was determined by you and Infinity. Please disclose the terms as initially proposed and describe changes to the terms during the course of the negotiations. Please also disclose how this consideration compared to that proposed and considered by the “other potential strategic transaction partner.”

Response: Discovery Partners has revised the disclosure on page 58 of the Registration Statement in response to the Staff’s comment. Discovery Partners supplementally advises the Staff that Infinity viewed the strategic transaction with Discovery Partners as a financing because the only asset of Discovery Partners that Infinity intended to keep in the surviving corporation was cash. In this regard, Discovery Partners was viewed as a source of capital for Infinity and, therefore, Infinity focused on Discovery Partners’ “net cash” in determining the relative post-closing ownership percentages of Infinity’s pre-merger stockholders on the one hand and Discovery Partners’ pre-merger stockholders on the other. After negotiating a deemed pre-money valuation for Infinity, and assuming a net cash balance for Discovery Partners at the closing of the merger, the parties agreed upon an adjustment mechanism pursuant to which the percentage ownership in the combined company immediately following the closing of the merger of Infinity’s pre-merger stockholders would be increased above the predetermined amount of 69% if Discovery Partners’ net cash was below an agreed-upon level. Conversely, the percentage ownership in the combined company of Infinity’s pre-merger stockholders would be decreased below the predetermined amount of 69% if Discovery Partners’ net cash was above an agreed-upon level. The material terms outlined above did not change significantly during the course of negotiations between Infinity and Discovery Partners. Discovery Partners also supplementally advises the Staff that Discovery Partners determined that the proposed transaction with the other potential strategic transaction partner was not as favorable to Discovery Partners as the proposed transaction with Infinity primarily based upon scientific factors. In addition, the proposed consideration offered by the other potential strategic transaction partner was never finally agreed by Discovery Partners and the other potential strategic transaction partner and at all times during negotiations with such potential partner was discussed within a possible range of values and as a consequence, Discovery Partners does not believe the proposed consideration offered by the other potential strategic transaction partner is meaningful on a comparative basis or material to Discovery Partners’ or Infinity’s stockholders. Discovery Partners has revised the disclosure on page 61 of the Registration Statement to address this fact and in response to the Staff’s comment number 50.

55. Please disclose whether the Discovery Partners or Infinity boards also discussed potential adverse effects of this transaction. If so, please disclose the nature of those discussions. If not, please disclose why not.

Response: Discovery Partners has revised the disclosure on pages 56, 57 and 61 of the Registration Statement in response to the Staff’s comment.

56. Please disclose whether Discovery Partners or Infinity had discussions with any of its customers, suppliers, collaboration partners or other significant third parties regarding the potential transaction. If so, please discuss the outcome of those discussions.

Response: Discovery Partners has revised the disclosure on page 62 of the Registration Statement in response to the Staff’s comment.

Reasons for the Merger, pages 72-77

Discovery Partners’ Reasons for the Merger, pages 73-75

57. Please explain what about the understanding of Discovery Partners’ business, operations, financial condition and prospects, and of Infinity’s business, operations, financial condition and prospects weighed in favor of the merger in this section and also on page 76.

Response: Discovery Partners has revised the disclosure on pages 63 and 66 of the Registration Statement in response to the Staff’s comment.

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58. Please explain why the results of the due diligence review are considered a positive factor.

Response: Discovery Partners has revised the disclosure on page 64 of the Registration Statement in response to the Staff’s comment.

Infinity’s Reasons for the Merger, pages 75-77

59. Please explain why the Infinity board believed the merger was judged to be a more time–and cost–effective means to access capital.

Response: Discovery Partners has revised the disclosure on page 65 of the Registration Statement to reflect the view of the Infinity board of directors that the strategic transaction with Discovery Partners presented certain significant advantages over an initial public offering when considering such factors as the length of time it would take to reach a definitive agreement and in terms of overall probability of closure. In reviewing the proposed transaction with Discovery Partners, the Infinity board of directors concluded that, given the proposed transaction structure with Discovery Partners, the amount of cash raised by the transaction and the attendant dilution to Infinity’s stockholders would be fixed (subject to adjustments based on the actual amount of net cash raised as described in the Merger Agreement) at the time of the execution of the definitive merger agreement, the time period that it would take to negotiate the definitive agreement related to the merger and sign such agreement was estimated to be approximately two months. This compared to an initial public offering which would require a substantially longer period of time before the amount cash raised and attendant dilution were effectively fixed (i.e., at the closing of the initial public offering). Separately, the Infinity board of directors viewed the strategic transaction with Discovery Partners as preferable because its risk of closure (namely, stockholder approval and significant liabilities discovered during due diligence) were viewed as more acceptable and, therefore suggested a higher overall expected value of this transaction when compared to the exogenous risks affecting initial public offerings. In particular, the Infinity board of directors considered the difficult track record of recent biotechnology initial public offerings in making this determination.

Opinion of Discovery Partners’ Financial Advisor, pages 77-85

60. Please delete the language that “Molecular Securities’ opinion is directed to Discovery Partners’ board of directors.” This language could be interpreted as a disclaimer to shareholders’ ability to rely on Molecular Securities’ opinion. Alternatively, disclose that Molecular Securities has consented to the shareholders use of the opinion.

Response: Discovery Partners has revised the disclosure on page 67 of the Registration Statement in response to the Staff’s comment.

61. We note the statement that Molecular Securities’ opinion does not “constitute any opinion” to any Discovery Partners’ stockholder as to how to vote. Please delete this limitation here and where it appears elsewhere in the prospectus as it could be interpreted as a disclaimer to shareholders’ ability to rely on Molecular Securities’ opinion. Alternatively, disclose the basis for Molecular Securities’ belief that shareholders cannot rely upon the opinion to support any claims against Molecular Securities arising under applicable state law, including whether Molecular Securities intends to assert the substance of the disclaimer as a defense to shareholder claims that might be brought against it under applicable state law. Describe any applicable state-law authority regarding the availability of such a potential defense. In the absence of applicable state-law authority, disclose that the availability of such a defense will be resolved by a court of competent jurisdiction. Also disclose that resolution of the question of the availability of such a defense will have no effect on the rights and responsibilities of the board of directors under applicable state law, or the rights and responsibilities of either Molecular Securities or the board of directors under the federal securities laws.

Response: Discovery Partners supplementally advises the Staff that Molecular Securities’ opinion was one of many factors taken into consideration by Discovery Partners’ board of directors in deciding to approve the merger and to recommend that stockholders vote in favor of the proposals to effectuate the merger. The opinion

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was requested by Discovery Partners’ board of directors in connection with such board’s review of the proposed merger, and was considered together with analyses and reports of Discovery Partners’ management and certain other advisors and consultants, including strategic, scientific, accounting, and legal advisors or consultants, which the Discovery Partners’ board of directors took into account in arriving at its determination whether to recommend the proposals to its stockholders. When the Discovery Partners board of directors requested that Molecular Securities render the opinion, Discovery Partners and Molecular Securities agreed as to the general scope of the opinion and as to whom the opinion would be addressed. Molecular Securities’ opinion addressed only the fairness, as of the date of the opinion, to Discovery Partners from a financial point of view of the merger consideration that Discovery Partners would be paying pursuant to the Merger Agreement. For example, the opinion provides expressly that it “does not address the relative merits of the Merger as compared to other business strategies or transactions that may be available to [Discovery Partners], nor does it address the underlying business decision of the Company to engage in the Merger.” In relation to whom the opinion would be addressed, the opinion provides expressly, for example, that “[i]t is understood that our opinion is for the information of the Board of Directors of Discovery Partners and may not be used for any other purpose without our prior written consent…and that we express no opinion or recommendation as to how the stockholders of Discovery Partners should vote at the stockholders’ meeting to be held in connection with the Merger.” Accordingly, the fairness opinion is not a recommendation or an opinion to the Discovery Partners stockholders as to how they should vote on the proposals to effectuate the transaction.

62. We note that Molecular Securities reviewed financial and other information, including financial forecasts prepared by the managements of Infinity and Discovery Partners. To the extent this, or other non-public information supplied to Molecular Securities differed materially from publicly available information, please disclose this information in the filing.

Response: Discovery Partners supplementally advises the Staff that Discovery Partners and Infinity provided to Molecular Securities certain financial and other information and that the information provided to Molecular Securities is either publicly available or, if not publicly available, would not be material to a stockholder’s decision as to how to vote on the proposals relating to the transaction. Discovery Partners refers the Staff to Discovery Partners’ response to the Staff’s comment number 45.

63. We note that Molecular Securities reviewed reports prepared by L.E.K. Consulting LLC, Easton Associates, LLC, Ernst & Young LLP and Cooley Godward LLP. Please briefly summarize the contents of these reports, to the extent you have not already done so.

Response: Discovery Partners acknowledges the Staff’s comment and supplementally advises the Staff that these were the reports presented during the March 30, 2006 board meeting and discussed in response to the Staff’s comment number 53.

64. Please revise the disclosure to describe the relevance of the last two columns in the table on page 80, “$2.66” and “$3.00” and what those columns illustrate.

Response: Discovery Partners has revised the disclosure on page 70 of the Registration Statement in response to the Staff’s comment.

65. We note that for each precedent company that completed an initial public offering, Molecular Securities calculated the pre-money equity and firm valuation of each company. Please revise the disclosure to explain how Molecular Securities calculated the pre-money equity and firm valuation of each company and to disclose the pre-money equity and firm valuation calculated for each company. Please also disclose which companies were included as “oncology comparable” and “other comparable.” Please provide similar disclosure for the calculations on pages 82 and 83 as well.

Response: Discovery Partners has revised the disclosure on pages 71, 72 and 73 of the Registration Statement in response to the Staff’s comment.

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66. In performing the comparable company analysis and precedent transaction analysis, Molecular Securities made judgments and assumptions based upon industry performance, general business, economic, market and financial conditions and other matters. Please provide in greater detail what these assumptions were.

Response: Discovery Partners has deleted the disclosure on pages 72, 73 and 74 of the Registration Statement related to these judgments and assumptions.

67. Please revise the disclosure to explain how Molecular Securities calculated the “Market Value” for Discovery Partners in the table on page 84.

Response: Discovery Partners has revised the disclosure on page 75 of the Registration Statement in response to the Staff’s comment.

68. Please disclose the fees already paid to Molecules Securities and how the portion of the fee based on transaction value will be calculated.

Response: Discovery Partners has revised the disclosure on page 76 of the Registration Statement in response to the Staff’s comment.

Interests of Discovery Partners’ Directors and Executive Officers in the Merger, pages 85-88

69. With respect to the retention and severance plans, please name the key executive officers and the number of key employees who received such plans.

Response: Discovery Partners has revised the disclosure on page 79 of the Registration Statement in response to the Staff’s comment.

70. With respect to the retention and severance plans, please briefly describe the “specific incremental percentages” and the “applicable milestones.”

Response: Discovery Partners has revised the disclosure on page 78 of the Registration Statement in response to the Staff’s comment.

Interests of Infinity’s Directors and Executive Officers in the Merger, pages 88-91

71. Please revise to disclose how many of the directors after the merger are pre-merger Infinity directors and how many are pre-merger Discovery Partners directors for each scenario.

Response: Discovery Partners has revised the disclosure on pages 80 and 81 of the Registration Statement in response to the Staff’s comment in order to disclose how many of the directors of the combined company after the merger are pre-merger Infinity directors and how many of the directors of the combined company after the merger are pre-merger Discovery Partners directors under each scenario.

Stock Options and Warrants, pages 91-92

72. Please revise to disclose the number of Discovery Partners common stock options and warrants and the related exercise prices you will be required to issue in exchange for Infinity common stock options or preferred stock warrants, assuming no Infinity options or warrants are exercised prior to the merger.

Response: Discovery Partners has revised the disclosure on pages 83 and 84 of the Registration Statement in response to the Staff’s comment in order to disclose the number of Discovery Partners common stock options and warrants that Discovery Partners expects that it will be required to issue in exchange for Infinity common stock options and preferred stock warrants, assuming no Infinity options or warrants are exercised prior to the merger, and to disclose a range of the expected exercise prices for such Discovery Partners common stock options and warrants.

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Matters Being Submitted to a Vote of Discovery Partners Stockholders, pages 118-132

Discovery Partners Proposal No. 2: Approval of Amendment to Discovery Partners’ Certificate of Incorporation Effecting the Reverse Stock Split, pages 118-123

73. Please revise your disclosure in this section to discuss the fact that the merger is conditioned upon the approval of this proposal.

Response: Discovery Partners has revised the disclosure on page 109 of the Registration Statement in response to the Staff’s comment.

74. Please revise your disclosure in this section to provide a comprehensive picture of the following information prior to and after the merger and assuming both 2:1 and 6:1 reverse split scenarios:

•	the number of shares issued and outstanding,

•	the number of shares reserved for issuance, and

•	the number of shares authorized but neither issued nor reserved for issuance.

Please also disclose the number of shares you expect to issue in the merger, assuming both 2:1 and 6:1 reverse split scenarios. In addition, please disclose whether you will need to do the reverse stock split to effect the merger because you may not have sufficient authorized but unissued shares for issuance in the merger. We note that you have registered approximately 73 million shares for issuance in the merger and you currently have 100 million shares authorized and approximately 26 million shares issued and outstanding.

Response: Discovery Partners has revised the disclosure on pages 110 and 111 of the Registration Statement in response to the Staff’s comment. Discovery Partners supplementally advises the Staff that approximately 73 million shares were registered under the Registration Statement for issuance in connection with the merger to address the fact that the exchange ratios are subject to adjustment based on the net cash balance of Discovery Partners at the closing of the merger; for purposes of calculating the number of shares to be registered under the Registration Statement, a net cash balance of Discovery Partners at the closing of the merger of $60 million was assumed. In addition, Discovery Partners supplementally advises the Staff that the reverse stock split described in the Registration Statement and expected to be implemented prior to completion of the merger for the reasons described in the Registration Statement will reduce the number of shares that Discovery Partners issues in the connection with the merger and its shares outstanding proportionally without reducing Discovery Partners’ 100 million authorized shares.

Discovery Partners’ Business, pages 134-145

General

75. We note your reference to a sublicense on page 136 and your reference to significant customers on page 139. To the extent you have material agreements with such parties, please describe all material terms of the material agreements and arrangements and file these agreements as exhibits to the extent you have not already done so.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer has any customers or material agreements with such parties and has elected to remove this disclosure.

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Overview, pages 134-136

76. Please expand your disclosure of Discovery Partners’ “restructuring of its South San Francisco facility and consolidation of its chemistry platform into its San Diego facility” in this section to explain what these events entailed. For example, did the company reduce the number of employees or sell material property, plant and equipment, or both? What material costs did the company incur in the restructuring and consolidation?

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer owns or operates the referenced facilities and has elected to remove this disclosure. Expenses associated with this restructuring and consolidation are otherwise disclosed in “Discovery Partners’ Management’s Discussion and Analysis of Financial Condition and Results of Operations – Results of Operations” on page 156 of the Registration Statement.

77. On page 135, you state that in the fourth quarter of 2005, Discovery Partners sold its instrumentation product line, as it was not consistent with its collaborations strategy. Please expand your disclosure in this section to explain what constitutes the “instrumentation product line,” what percentage of the business came from the product line and why it was not “consistent with its collaborations strategy.”

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer considers the disclosure regarding its instrumentation product line material in the context of the description of its business and no longer has a collaborations strategy and thus has elected to remove this disclosure. Additional disclosure regarding the instrumentation product line, including selected financial data related to that product line, is provided in “Discovery Partners’ Management’s Discussion and Analysis of Financial Condition and Results of Operations – Discontinued Operations” on page 153 of the Registration Statement, and Discovery Partners has revised the disclosure in this section to explain what constituted the “instrumentation product line”.

78. Please expand your disclosure to describe the “one or more viable alternatives that would not lead to a loss on the recoverability of the remaining long-lived assets.”

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that one of the “viable alternatives” Discovery Partners was referencing in the indicated disclosure was the Sale to Galapagos and Biofocus. As a result of the closing of the Sale, Discovery Partners will not record a loss on the recoverability of its remaining long-lived assets, and thus has elected to remove this disclosure.

Changes in Compatibility, pages 140-141

79. Please expand your disclosure of the Pfizer and NIH agreements to disclose the aggregate milestone payments and any other material payments made/received under the agreements.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer considers the disclosure regarding the Pfizer and NIH agreements material in the context of the description of its business and has elected to remove this disclosure.

Intellectual Property, pages 141-143

80. Please expand your disclosure to briefly describe the nature of the company’s two issued patents.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer owns the two issued patents.

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Competition, pages 143-144

81. Please revise your disclosure to name any key competitors.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners no longer engages in the drug discovery business or any other business and therefore has no competitors.

Infinity’s Business, pages 146-165

Overview, pages 146-147

82. Please explain what you mean by the statement that “IPI-504 has demonstrated activity in a wide variety of preclinical models of hematologic and solid tumors.”

Response: Discovery Partners has revised the disclosure on page 129 of the Registration Statement in response to the Staff’s comment to further clarify and explain the referenced statement concerning IPI-504.

83. You refer to Infinity’s product candidates as having the potential to be “best-in-class” or “first-in-class.” Please revise your disclosure to explain what these designations mean and disclose the basis for Infinity’s belief.

Response: Discovery Partners has revised the disclosure on page 129 of the Registration Statement in response to the Staff’s comment to further explain what the designations “best-in-class” and “first-in-class” mean and to further explain the basis for Infinity’s beliefs concerning this statement.

Product Development Programs, pages 149-154

84. You explain that “Infinity has preliminary evidence that IPI-609 is affecting the cancer stem cells.” Please revise the disclosure to briefly describe this preliminary evidence.

Response: Discovery Partners has deleted the referenced statement in Amendment No. 1 to the Registration Statement.

Proprietary Rights and Licensing, pages 155-156

85. Please revise the disclosure to describe additional material terms of the license with Nexus, including, amounts paid to date and any future payment provisions and the obligations and rights to defend the subject patents and patent applications. Please also file the agreement as an exhibit to the registration statement.

Response: Discovery Partners has revised the disclosure on page 139 of the Registration Statement in response to the Staff’s comment to expand upon the description of the terms of the license agreement with Nexus BioSystems. In addition, Discovery Partners has filed the subject agreement with Amendment No. 1 to the Registration Statement.

Strategic Alliances, pages 156-157

86. Please revise the disclosure to describe what portion of the $400 million in total potential payments from Novartis have already been paid and break down the payments into major categories, such as license fees, research fees and milestone payments.

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Twenty-Three

Response: Discovery Partners has revised the disclosure on page 130 of the Registration Statement in response to the Staff’s comment to further discuss the components of the fees Infinity has been paid, or to which it may be entitled, pursuant to its agreement with Novartis.

87. To the extent you have not already done so, for each of the alliances discussed in this section, please disclose:

•	Each parties obligations, including, but not limited to, research and development funding obligations and obligations to defend patents;

•	Fees paid to date, including upfront payments, annual payments, royalties and milestone payments,

•	Aggregate potential milestone payments;

•	Existence of royalty provisions;

•	Term and termination provisions.

Please also file each of these agreements as exhibits to the registration statement.

Response: Discovery Partners has revised the disclosure on pages 140, 141 and 142 of the Registration Statement in response to the Staff’s comment to further describe the terms of each of Infinity’s strategic alliance agreements. In addition, Discovery Partners has filed the subject agreements with Amendment No. 1 to the Registration Statement.

Discovery Partners International Results of Operations, page 173

88. Please clarify in the filing for the periods ended March 31, 2006 and December 31, 2005 why your cost of services remained constant related to the significant decrease in revenues from the prior related periods.

Response: Discovery Partners has revised the disclosure on pages 156 and 158 of the Registration Statement in response to the Staff’s comment.

Infinity Management’s Discussion and Analysis Of Financial Condition and Results of Operations, pages 182-194

Liquidity and Capital Resources, pages 188-190

89. Please revise the disclosure to describe Infinity’s “current operating plan” and how Infinity intends to use the cash resources that will be available if the merger is complete. The expanded disclosure should identify how much Infinity expects to expend on major projects and identify the stage of development Infinity expects to achieve with these funds.

Response: Discovery Partners has revised the disclosure on page 172 of the Registration Statement in response to the Staff’s comment in order to describe how Infinity intends to use the cash resources that will be available to it if the merger is completed. Discovery Partners respectfully notes the Staff’s comment in which it requested that Discovery Partners identify how much Infinity expects to expend on major projects and the stage of development Infinity expects to achieve with these funds. However, Discovery Partners supplementally advises the Staff that because Infinity’s product candidates are at an early stage of clinical and preclinical development and the outcome of these efforts is uncertain, Infinity cannot estimate the amounts that Infinity will expend on any specific major project or what specific stage of development Infinity will achieve with these funds.

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Twenty-Four

Critical Accounting Policies, page 190

Accrued Expenses, page 191

90. We note that you estimate accrued expenses. Please revise to include the following disclosures:

•	How accurate the estimate/assumption has been in the past

•	How much the estimate/assumption is reasonably likely to change in the future

Response: Discovery Partners has revised the disclosure on page 174 of the Registration Statement in response to the Staff’s comment in order to disclose Infinity’s views as to how accurate Infinity’s estimates have been in the past and as to how much the estimates are reasonably likely to change in the future.

Principal Stockholders of Infinity, pages 231-232

91. For each principal stockholder that is neither a natural person nor a publicly registered company, revise to disclose the natural person(s) who hold voting and dispositive rights, to the extent you have not already done so.

Response: Discovery Partners has revised the disclosure on pages 216 and 217 of the Registration Statement in response to the Staff’s comment in order to disclose the natural person(s) who hold(s) voting and/or investment power over the shares beneficially owned by each principal stockholder of Infinity that is neither a natural person nor a publicly traded company, to the extent that Discovery Partners and Infinity have been able to ascertain such from such third parties without undue effort or expense prior to the filing of Amendment No. 1.

Exhibits

92. Please file the consent of each Infinity director who will become a board member of Discovery Partners as required by Rule 438 of Regulation C.

Response: Discovery Partners has filed the consent of each Infinity director who will become a board member of the combined company upon the closing of the merger as exhibits to the Registration Statement.

93. Please file the voting and lock-up agreements discussed on pages 116 to 117 as exhibits.

Response: Discovery Partners has filed the forms of voting agreement and the form of lock-up agreement discussed in the Registration Statement as exhibits to the Registration Statement.

94. It appears that the following agreements may be material contracts required to be included in the exhibit list to this registration statement under Item 601 of Regulation S-K. Please include these agreements in the exhibit list and file these agreements to the extent you have not already done so, or alternatively, provide us your analysis of why you are not required to include these agreements as material contracts.

•	Agreement with Biofrontera Discovery GmbH; and

•	Agreement relating to sale of assets related to the IRORI® chemical synthesis, Crystal Farm® automated protein crystallization, and Universal Store™ compound storage systems product lines.

In addition, we note that you have a pending confidential treatment request that relates to the agreement with Biofrontera. Please be advised that comments, if any, to the confidential treatment request will be forthcoming in a separate letter. If we issue any comments to the confidential treatment request, we will act upon any request for acceleration of the effective date of the Form S-4 only after you have complied with our comments.

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Twenty-Five

Response: Discovery Partners acknowledges the Staff’s comment and respectfully advises the Staff that as a result of the Sale to Galapagos and Biofocus, Discovery Partners is no longer entitled to material future economic benefits associated with these agreements and thus does not believe the referenced agreements should be included in the exhibit list. Discovery Partners further acknowledges the Staff’s comment regarding its pending confidential treatment request related to the agreement with Biofrontera and notifies the Staff of its intention to formally withdraw that confidential treatment request.

Discovery Partners International Financial Statements, page F-1

95. Please provide Management’s report regarding the assessment of the effectiveness of internal controls over financial reporting.

Response: Discovery Partners’ management’s report regarding the assessment of the effectiveness of internal controls over financial reporting has been added at page F-2 of the Registration Statement in response to the Staff’s comment.

Discovery Partners International: Report of Independent Registered Public Accounting Firm, page F-2

96. Please provide the report from your auditors dated March 10, 2006 which is referenced in the audit opinion for your financial statements related to the audit of the effectiveness of your internal controls over financial reporting as of December 31, 2005.

Response: Discovery Partners’ auditor report dated March 10, 2006 related to the audit of the effectiveness of Discovery Partners’ internal control over financial reporting has been added at page F-3 of the Registration Statement in response to the Staff’s comment.

Note 2. Summary of Significant Accounting Policies, page F-7

Revenue Recognition, page F-13

97. You state that you have revenue from the sale of chemical compounds and other license revenue, but we do not see a line item on the face of the Statements of Operations for product sales or license revenue and their related cost of sales. Please revise to clarify.

Response: Discovery Partners acknowledges the Staff’s comment and respectfully refers the Staff to the disclosure of revenue by type under footnote 11 on page F-29. The sale of compounds to customers is characterized as a service performed on behalf of customers to produce compounds based on the customer- provided know-how and ideas. The sale of chemical compounds is not the sale of internally generated products.

98. Please tell us why you appear to recognize royalty revenue on a cash received basis or revise your filing to clarify the basis for your accounting policy.

Response: Discovery Partners supplementally advises the Staff that prior to the sale to Galapagos and Biofocus, it did not recognize royalty revenue in advance of payment because the amounts of its customers’ payments were not known until the customers reported their royalty obligations, which they did in connection with submitting their payments.

Infinity Financial Statements, page F-48

Note 2. Significant Accounting Policies, page F-56

Revenue Recognition, page F-58

99. Please tell us and clarify in the filing the basis for recognizing substantive milestones that have remaining performance obligations as the milestone is reached.

Sonia Barros

Jeffrey P. Riedler

July 11, 2006

Page Twenty-Six

Response: Discovery Partners has revised the disclosure on page F-60 of the Registration Statement in response to the Staff’s comment.

Stock-Based Compensation, page F-59

Determination of the fair value of the company’s common stock, page F-61

100. Please revise to provide a consent from your specialist and to refer to them in the “Expert” section on page 236.

Response: Discovery Partners has revised the disclosure on pages F-63 and F-64 of the Registration Statement to remove references to the unrelated valuation specialist because this third party has declined to be named as an expert in the Registration Statement and the engagement agreement between Infinity and such party does not require it to be named as an expert. Discovery Partners supplementally advises the Staff that Infinity believes that the text of this footnote, as revised, accurately reflects the methodology underlying the Infinity board’s determination of the fair value of Infinity’s common stock.

Unaudited Pro Forma Financial Statements, page 208

101. Please clarify in the filing why you have not accounted for the proposed reverse stock split described in Discovery Partners Proposal No. 2.

Response: Discovery Partners has revised the disclosure on page 196 of the Registration Statement in response to the Staff’s comment.

102. Refer to pro forma adjustment E. Please consider providing additional pro forma presentations and/or a sensitivity analysis which give effect to the range of possible results related to the merger, such as the exchange ratios for Infinity’s capital stock which is subject to upward and downward adjustments based on Discovery Partners’ net cash balance at the closing of the merger. We also note that it is possible that you may not sell the assets held for sale prior to the merger and thus it would appear that the transaction could be considered a business combination under EITF 98-3. Please revise to reflect that scenario in the pro forma information and tell us why your current presentation is appropriate given that you are assuming the assets held for sale will remain after the merger.

Response: Discovery Partners has revised the disclosure contained in the Registration Statement, including on page 191 of the Registration Statement, to account for the fact that the assets held for sale prior to the closing of the merger have been sold. Discovery Partners supplementally advises the Staff that it believes that its accounting treatment of the merger, as presented in “Unaudited Pro Forma Condensed Combined Financial Statements” beginning on page 191 of the Registration Statement, is accurate. Discovery Partners acknowledges the Staff’s comment in which it suggested that Discovery Partners consider providing additional pro forma presentations and/or a sensitivity analysis which give effect to the range of possible results related to the merger, given the fact that the exchange ratios for Infinity’s capital stock are subject to adjustment based on the net cash balance of Discovery Partners at the closing of the merger. Discovery Partners has revised the disclosure contained in the Registration Statement on page 196 to describe the possible outcome.

103. Refer to adjustment F. It does not appear appropriate to eliminate the treasury stock of Discovery. Please revise or tell us your basis for the adjustment.

Response: Discovery Partners has revised the disclosure beginning on page 191 of the Registration Statement in response to the Staff’s comment.

104. Please refer to adjustment H and clarify why it is appropriate to reflect discontinued operations in the combined entity.

Response: Discovery Partners has revised the disclosure beginning on page 191 of the Registration Statement,as described in new footnote J, which is on page 199 of the Registration Statement, to clarify why it is appropriate to reflect discontinued operations in the combined entity, which presentation Discovery Partners believes is consistent with the March 12, 2002 AICPA/SEC Regulations Committee minutes.

105. We noted in your Form 8-K filed June 14, 2006 that the company has entered into a Stock and Asset Purchase Agreement with Galapagos NV and Biofocus Inc., a subsidiary of Galapagos, pursuant to which you agreed to sell the capital stock of your direct subsidiary, Discovery Partners International AG, to Galapagos and the capital stock or equity interests of its direct subsidiaries, ChemRx Advanced Technologies, Inc., Xenometrix, Inc. and Discovery Partners, L.L.C., to Biofocus, and to assign certain assets and liabilities related to the businesses of the acquired subsidiaries to Biofocus for $5.4 million in cash which is expected to close in July 2006. Please update the filing and your pro forma financial statements for this subsequent transaction.

Response: Discovery Partners has revised the Registration Statement, including the pro forma financial statements beginning on page 191 of the Registration Statement, in response to the Staff’s comment.

Please contact the undersigned at (858) 550-6045 if you have any comments or questions regarding this letter.

Sincerely,

/s/    Matthew T. Browne, Esq.

Matthew T. Browne, Esq.

cc:	Michael C. Venuti

Steven H. Holtzman

L. Kay Chandler, Esq.

Steven D. Singer, Esq.

Michael J. LaCascia, Esq.

This letter contains certain forward-looking statements that involve risks and uncertainties that could cause actual results to be materially different from historical results or from any future results expressed or implied by such forward-looking statements. Such forward-looking statements include statements regarding the proposed merger and related transactions, Discovery Partners’ and the combined company’s net cash at closing, the potential value created by the proposed merger for Discovery Partners’ and Infinity’s stockholders, Discovery Partners’ and the combined company’s continuing obligations under the stock and asset purchase agreement with Galapagos and Biofocus, Discovery Partners’ pursuit of another strategic transaction similar to the merger or liquidation of its remaining assets, the efficacy, safety, and intended utilization of Infinity’s product candidates, the conduct and results of discovery efforts and clinical trials, and plans regarding regulatory filings, future research and clinical trials and plans regarding current and future collaborative activities. Factors that may cause actual results to differ materially include the risk that Discovery Partners and Infinity may not be able to complete the proposed merger, the risk that Infinity’s product candidates and compounds that appeared promising in early research and clinical trials do not demonstrate safety and/or efficacy in clinical trials, the risks associated with reliance on collaborative partners for further clinical trials and other development activities, risks involved with development and commercialization of product candidates, the risk that Discovery Partners’ net cash at closing will be lower than currently anticipated, and risks and other uncertainties more fully described in the Registration Statement and Discovery Partners’ other SEC reports. You are urged to consider statements that include the words “may,” “will,” “would,” “could,” “should,” “believes,” “estimates,” “projects,” “potential,” “expects,” “plans,” “anticipates,” “intends,” “continues,” “forecast,” “designed,” “goal,” or the negative of those words or other comparable words to be uncertain and forward-looking. Any forward-looking statements are made pursuant to Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities Exchange Act of 1934, as amended, and, as such, speak only as of the date made. Discovery Partners undertakes no obligation to publicly update any forward-looking statements, whether as a result of new information, future events or otherwise.

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